Income Taxes (Details) - Schedule of Net Operating Loss CarryForwards - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Operating Loss CarryForwards [Abstract]
2024	$ 169,487
2025	237,905
2026	3,397,900
2027	3,392,604
2028	3,440,553
2029
2030
2031
2032
2033	120,311
Total	$ 10,758,760	$ 7,197,896